Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	$ 2	$ 8	$ (5)	$ (2)
Net unrealized gain (loss), net of tax		(10)	13	(3)
Reclassifications out of AOCI		4	0	0
Transfer of net unrealized loss from AFS to HTM		0
Accumulated other comprehensive income (loss), ending balance	(19)	2	8	(5)
Stockholders' Equity Attributable to Parent	1,599	1,529	1,373	1,426	$ 1,451	$ 1,160
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	(3)	0	0	0
Net unrealized gain (loss), net of tax	(44)	(5)	0	0
Reclassifications out of AOCI	7	2	0	0
Transfer of net unrealized loss from AFS to HTM		0
Accumulated other comprehensive income (loss), ending balance	(40)	(3)	0	0
Stockholders' Equity Attributable to Parent	(40)	(3)	0		0
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain (loss), net of tax	(28)
Reclassifications out of AOCI	7
Stockholders' Equity Attributable to Parent	(19)	2	8	(5)	8	$ (2)
Held-to-Maturity Securities | Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	5	0	0	0
Net unrealized gain (loss), net of tax	0	0	0	0
Reclassifications out of AOCI	(1)	0	0	0
Transfer of net unrealized loss from AFS to HTM		5
Accumulated other comprehensive income (loss), ending balance		5	0	0
Stockholders' Equity Attributable to Parent	4	5	0		0
Available-for-sale Securities | Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	0	8	(5)	(2)
Net unrealized gain (loss), net of tax	16	(5)	13	(3)
Reclassifications out of AOCI	1	2	0	0
Transfer of net unrealized loss from AFS to HTM		(5)
Accumulated other comprehensive income (loss), ending balance		0	8	$ (5)
Stockholders' Equity Attributable to Parent	$ 17	$ 0	$ 8		$ 8